Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2011
Revenues:
Room revenue	$ 0	$ 13,246	$ 19,957
Other revenue	0	1,141	1,954
Total revenue	0	14,387	21,911
Expenses:
Operating expense	0	3,317	5,063
Hotel administrative expense	0	1,098	1,614
Sales and marketing	0	1,091	1,652
Utilities	0	554	813
Repair and maintenance	0	416	613
Franchise fees	0	640	978
Management fees	0	454	692
Taxes, insurance and other	0	776	1,241
General and administrative	6	942	2,316
Acquisition related costs	0	3,605	8,153
Depreciation expense	0	1,861	2,959
Total expenses	6	14,754	26,094
Operating loss	(6)	(367)	(4,183)
Interest income (expense), net	(1)	(106)	141
Net loss	$ (7)	$ (473)	$ (4,042)
Basic and diluted net loss per common share (in Dollars per share)	$ (663.90)	$ (0.01)	$ (0.16)
Weighted average common shares outstanding - basic and diluted (in Shares)	0	37,005	25,430